NUVEEN NWQ JAPAN FUND

SUPPLEMENT DATED MAY 26, 2017

TO THE PROSPECTUS DATED MARCH 31, 2017

Nuveen NWQ Japan Fund will be liquidated after the close of business on July 24, 2017.

Effective June 19, 2017, the fund will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until July 17, 2017. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the fund. The fund reserves the right to modify the extent to which sales of shares are limited prior to the fund’s liquidation. After the close of business on July 24, 2017, the fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-NWJP-0517P

NUVEEN NWQ JAPAN FUND

SUPPLEMENT DATED MAY 26, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2017

Nuveen NWQ Japan Fund will be liquidated after the close of business on July 24, 2017.

Effective June 19, 2017, the fund will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until July 17, 2017. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the fund. The fund reserves the right to modify the extent to which sales of shares are limited prior to the fund’s liquidation. After the close of business on July 24, 2017, the fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NWJSAI-0517P